Property and Equipment - Summary of Components of Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 503,334	$ 424,314	$ 118,818
Accumulated depreciation	(135,722)	(99,965)	(18,691)
Property and equipment, net of accumulated depreciation	367,612	324,349	100,127
Furniture and Fixtures [Member]
Property and equipment, gross	2,991	2,991	2,991
Computer Equipment [Member]
Property and equipment, gross	$ 500,343	$ 421,323	$ 115,827